Leasing Activity (Tables)	12 Months Ended
Dec. 31, 2021
Lessor Disclosure [Abstract]
Leasing Revenue
Table 5.1 presents the composition of our leasing revenue and Table 5.2 provides the components of our investment in lease financing. Noninterest income on leases, included in Table 5.1 is included in other noninterest income on our consolidated statement of income. Lease expense, included in other noninterest expense on our consolidated statement of income, was $867 million, $1.0 billion, and $1.2 billion for the years ended December 31, 2021, 2020 and 2019, respectively.
In 2021, we observed that a decline in the market led to continued weakening demand for certain rail cars used for the transportation of coal products. We expect that both utilization and rental rates for these leased rail cars may remain low in future periods and, therefore, we recognized an impairment charge related to these leased rail cars of $268 million in fourth quarter 2021 in other noninterest income. The current fair value of the leased assets was determined based upon third-party market appraisals. We believe no other classes of rail cars were impaired as of December 31, 2021. Additional impairment may result in the future based on changing economic and market conditions affecting the long-term demand and utility of specific types of rail cars. Our rail car leasing business is in Corporate for our operating segment disclosures. For additional information on the accounting for impairment of operating lease assets, see Note 1 (Summary of Significant Accounting Policies).

Table 5.1: Leasing Revenue

	Year ended December 31,
(in millions)	2021	2020	2019
Interest income on lease financing (1)	$683	853	941
Other lease revenues:
Variable revenues on lease financing	101	107	98
Fixed revenues on operating leases	995	1,169	1,393
Variable revenues on operating leases	64	47	66
Other lease-related revenues (2)	(164)	(78)	57
Noninterest income on leases	996	1,245	1,614
Total leasing revenue	$1,679	2,098	2,555
(1)In second quarter 2021, we elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Includes net gains (losses) on disposition of assets leased under operating leases or lease financings, and impairment charges.

Investment in Lease Financing	Table 5.2: Investment in Lease Financing

(in millions)	Dec 31, 2021	Dec 31, 2020
Lease receivables	$12,756	14,210
Residual asset values	3,721	3,810
Unearned income	(1,618)	(1,933)
Lease financing	$14,859	16,087

Maturities of Lease Receivables
Table 5.3 presents future lease payments owed by our lessees.
Table 5.3: Maturities of Lease Receivables

	December 31, 2021
(in millions)	Direct financing and sales- type leases	Operating leases
2022	$4,465	546
2023	3,194	394
2024	2,077	277
2025	1,222	187
2026	588	100
Thereafter	1,210	171
Total lease receivables	$12,756	1,675

Lessee Disclosure [Abstract]
Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities	Table 5.4 presents balances for our operating leases.Table 5.4: Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2021	Dec 31, 2020
ROU assets	$3,805	4,306
Lease liabilities	4,476	4,962

Lease Costs
Table 5.5 provides the composition of our lease costs, which are predominantly included in net occupancy expense.
Table 5.5: Lease Costs

	Year ended December 31,
(in millions)	2021	2020	2019
Fixed lease expense – operating leases	$1,048	1,149	1,212
Variable lease expense	289	299	314
Other (1)	(93)	(77)	(68)
Total lease costs	$1,244	1,371	1,458
(1)Predominantly includes gains recognized from sale leaseback transactions and sublease rental income.
Lease Payments on Operating Leases
Table 5.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2021.
Table 5.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	Dec 31, 2021
2022	$948
2023	952
2024	793
2025	609
2026	471
Thereafter	1,111
Total lease payments	4,884
Less: imputed interest	408
Total operating lease liabilities	$4,476
Weighted average remaining lease term (in years)	6.5
Weighted average discount rate	2.6%